CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES	12 Months Ended
Dec. 31, 2021
CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES
CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES

NOTE 8 - CONTRACT ASSETS, CONTRACT LIABILITIES AND MERCHANT ADVANCES

	2021	2020

Contract assets	7,351	55,737

Contract assets represent earned but not invoiced commission income from merchandise sales and delivery services revenue. All contract assets are short-term and their maturities are less than 1 month (2020: less than 1 month).

	2021	2020

Contract liabilities and merchant advances	219,241	150,698

These amounts relate to undelivered orders and include contract liabilities, which will be released to revenues, as well as advances received from customers for marketplace transactions amounting to TRY 131,893 thousand (2020: TRY 94,408 thousand), where the Group acts as an agent, which are credited as a payable to the merchant when delivery is complete. Average delivery date varies between 1 –4 days.